UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 76.39%

Basic Materials - 2.07%
36,950	Mosaic Co.	$ 1,863,389
49,200	Newmont Mining Corp.	2,952,492
		4,815,881
Consumer Discretionary - 4.59%
11,000	Autozone, Inc. *	3,574,670
78,900	Target Corp.	4,041,258
24,100	V.F. Corp.	3,060,459
		10,676,387
Consumer Staples - 18.93%
259,150	Altria Group, Inc.	7,683,798
156,780	CVS Caremark Corp.	6,393,488
69,200	General Mills, Inc.	2,796,372
68,100	Kimberly Clark Corp.	5,009,436
164,072	Kraft Foods, Inc.	6,129,730
189,600	Kroger Co.	4,592,112
77,200	Molson Corp.	3,361,288
30,500	Ralcorp Holdings, Inc. *	2,607,750
92,000	Wal-Mart Stores, Inc.	5,497,920
		44,071,894
Energy - 7.89%
48,200	Apache Corp.	4,365,956
68,860	Chevron Corp.	7,326,704
78,600	Exxon Mobil Corp.	6,662,136
		18,354,796
Financial Services - 8.60%
79,640	Allstate Corp.	2,182,932
91,330	Aon Corp.	4,274,244
55,725	PNC Financial Services	3,213,661
107,670	Travelers Co., Inc.	6,370,834
146,610	US Bancorp, Inc.	3,965,801
		20,007,472
Health Care - 14.32%
81,000	Amgen, Inc. *	5,201,010
186,600	Bristol Myers Squibb Co.	6,575,784
75,200	Johnson & Johnson	4,931,616
77,150	Lilly, Eli & Co.	3,206,354
108,091	Merck & Co., Inc.	4,075,031
181,954	Pfizer, Inc.	3,937,485
106,480	United Healthcare Corp.	5,396,406
		33,323,686
Industrial Goods - 6.26%
61,270	3M Co.	5,007,597
61,870	General Dynamics Corp.	4,108,787
100,470	Honeywell International, Inc.	5,460,544
		14,576,928
Technology - 8.10%
113,300	Hewlett-Packard Co.	2,918,608
25,550	International Business Machines Corp.	4,698,134
271,400	Microsoft Corp.	7,045,544
70,790	Oracle Corp.	1,815,763
151,800	Symantec Corp. *	2,375,670
		18,853,719
Telecommunications - 1.15%
88,700	American Telephone & Telegraph, Inc.	2,682,288

Utilities - 4.49%
117,360	American Electric Power Co., Inc.	4,848,142
47,000	PG&E Corp.	1,937,340
34,460	Sempra Energy	1,895,300
92,900	Teco Energy, Inc.	1,778,106
		10,458,888

TOTAL FOR COMMON STOCKS (Cost $153,319,053) - 76.39%		$ 177,821,939

PUT OPTIONS - 0.48%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
20,000	January 2012 Put @ 530.00	38,000

	S&P 100 Index
110,000	January 2012 Put @ 540.00	324,500

	S&P 100 Index
170,000	January 2012 Put @ 550.00	765,000

TOTAL FOR PUT OPTIONS (Premiums Paid $1,872,450) - 0.48%		1,127,500

SHORT TERM INVESTMENTS - 24.11%
16,128,653	Fidelity Institutional Treasury 0.01% **	16,128,653
39,993,360	U.S. Government Treasury Bill, 05/31/2012, 0.05593%	39,993,360

TOTAL FOR SHORT TERM INVESTMENTS (Cost $56,122,013) - 24.11%		56,122,013

TOTAL INVESTMENTS (Cost $211,310,578) - 100.99%		$ 235,071,452

LIABILITIES IN EXCESS OF OTHER ASSETS -(0.99%)		(2,303,790)

NET ASSETS - 100.00%		$ 232,767,662

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $211,310,578 amounted to $23,759,288, which consisted of aggregate gross unrealized appreciation of $27,205,492 and aggregate gross unrealized depreciation of $3,446,204.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$177,821,939	$0	$0	$ 177,821,939
Put Options	$1,127,500	$0	$0	$ 1,127,500
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$56,122,013	$0	$0	$56,122,013
Total	$235,071,452	$0	$0	$ 235,071,452

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 47.92%

Basic Materials - 0.60%
3,700	Agnico Eagle Mines Ltd.	$ 134,384

Consumer Discretionary - 3.27%
14,910	Michelin ADR	174,745
30,700	Panasonic Corp. ADR *	257,573
16,480	Sony Corp. ADR *	297,299
		729,617
Consumer Staples - 12.60%
6,000	Delhaize Group ADR	338,100
7,145	Diageo Plc. ADR	624,616
9,070	Fomento Economico Mexicano S.A. ADR	632,270
8,850	Imperial Tobacco Group Plc. ADR	666,759
16,280	Unilever Plc. ADR	545,706
		2,807,451
Energy - 5.05%
3,580	Eni Spa (Italy)	147,747
6,760	Royal Dutch Shell Plc. ADR	494,088
9,440	Statoil ASA ADR	241,758
4,740	Total S.A. ADR	242,261
		1,125,854
Financial Services - 5.89%
18,585	Allianz SE ADR	176,000
4,210	Canadian Imperial Bank Commerce (Canada)	304,678
6,800	Credit Suissie Group AG ADR	159,664
5,640	HSBC Holdings Plc. ADR	214,884
8,100	Prudential LLC	159,894
3,970	Toronto Dominion Bank NY (Canada)	296,996
		1,312,116
Health Care - 5.99%
10,050	Astraseneca Plc. ADR	465,215
9,185	Novartis AG ADR	525,106
8,520	Teva Pharmaceutical Industries Ltd. ADR	343,867
		1,334,188
Industrial Goods - 3.44%
21,775	ABB Ltd. ADR	410,023
3,730	Siemens AG (Germany)	356,625
		766,648
Technology - 2.80%
40,475	Nokia Corp. ADR	195,090
4,470	Research In Motion Ltd. *	64,815
6,860	SAP AG ADR	363,237
		623,142
Telecommunications - 6.26%
15,480	BT Group Plc. (United Kingdom)	458,827
19,540	Nippon Telegraph & Telephone Corp. ADR *	494,948
15,720	Vodafone Group Public Ltd. Co. (United Kingdom)	440,632
		1,394,407
Utilities - 2.03%
9,320	National Grind Plc. ADR	451,834

TOTAL FOR COMMON STOCKS (Cost $11,052,302) - 47.92%		$ 10,679,641

SHORT TERM INVESTMENTS - 51.98%
11,583,749	Fidelity Institutional Treasury 0.01%**	11,583,749

TOTAL INVESTMENTS (Cost $22,636,051) - 99.90%		$ 22,263,390

OTHER ASSETS LESS LIABILITIES - 0.10%		22,901

NET ASSETS - 100.00%		$ 22,286,291

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2011.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $22,636,051 amounted to $372,662, which consisted of aggregate gross unrealized appreciation of $1,010,429 and aggregate gross unrealized depreciation of $1,383,091.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,679,641	$0	$0	$10,679,641
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$11,583,749	$0	$0	$11,583,749
Total	$22,263,390	$0	$0	$22,263,390

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 29, 2012